Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share
Earnings per share

15                                 Earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Numerator for basic and diluted earnings per share:

Net income attributable to Simcere Pharmaceutical Group	26,428	172,411	178,389	28,343

Denominator:

Basic weighted average number of ordinary shares outstanding	115,099,258	108,321,562	109,738,705	109,738,705
Effect of dilutive options and non-vested shares	1,505,661	3,036,234	786,552	786,552
Diluted weighted average number of ordinary shares outstanding	116,604,919	111,357,796	110,525,257	110,525,257
Basic earnings per share	0.23	1.59	1.63	0.26
Diluted earnings per share	0.23	1.55	1.61	0.26

The computation of diluted earnings per share for the years ended December 31, 2009, 2010 and 2011 did not assume exercise of nil, 978,000 and 857,700 share options, respectively, because the exercise prices of the share options were greater than or equal to the average price of the ordinary shares during the year, and therefore their inclusion would have been anti-dilutive.